Trade Accounts Receivables, Net - Summary Of Reconcilaition Of Impairment Loss In Trade Accounts Receivable Explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Impairment, net (Note 26.ii)	S/ (32,219)	S/ (8,183)	S/ (65,076)
Impairment, net (Note 28.b)	103,074	339,774
Trade receivables [member]
Statement [line items]
Balance at January, 1	8,422	7,633	17,227
Impairment, net (Note 26.ii)	(19,772)	(955)	(3,065)
Impairment, net (Note 28.b)	(33,874)
Write-off	5,653	12	12,873
Exchange difference	(212)	37	(214)
Translation adjustments	(3)	117
Balance at December, 31	S/ 56,630	S/ 8,422	S/ 7,633